Financial items (Table)	6 Months Ended
Jun. 30, 2021
Financial items [Abstract]
Schedule of Finance items [text block]
Quarters				First half		Full year
Q2 2021	Q1 2021	Q2 2020	(in USD million)	2021	2020	2020

(43)	70	(321)	Net foreign currency exchange gains/(losses)	27	(24)	(646)
28	45	14	Interest income and other financial items	72	238	248
27	(150)	248	Gains/(losses) on financial investments	(123)	(98)	506
(101)	(360)	189	Gains/(losses) other derivative financial instruments	(462)	382	448
(304)	(312)	(379)	Interest and other finance expenses	(616)	(723)	(1,392)

(393)	(707)	(248)	Net financial items	(1,101)	(225)	(836)